LEASES (Tables) - Rocket Lab USA, Inc.	12 Months Ended
Dec. 31, 2020
Supplemental Balance Sheet Information Related to Leases
Supplemental balance sheet information related to leases as of December 31, were as follows:

Liabilities	Presentation	2020	2019
Current:
Operating lease liabilities	Other current liabilities	$1,670	$1,001
Finance lease liabilities	Finance lease liabilities	—	2,246

Total lease liabilities, current		1,670	3,247
Non-current:
Operating lease liabilities	Non-current lease liabilities	27,299	26,025

Total lease liabilities		$28,969	$29,272

Components of Lease Expense
The components of lease expense were as follows during the years ended December 31:

	2020	2019
Operating lease costs	$2,552	$2,752

Finance lease costs:
Amortization of right-of-use assets	$583	$50
Interest on lease liabilities	95	9

Total finance lease costs	$678	$59

Supplemental Cash Flow Information Related to Leases
Supplemental cash flow information related to leases is as follows for the years ended December 31:

	2020	2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$2,080	$2,301
Operating cash flows from finance leases	95	9
Finance cash flows from finance leases	—	737
Right-of-use assets obtained in exchange for lease obligations:
Operating leases	$2,410	$20,011
Finance leases	—	2,974

Schedule of Future Minimum Operating Lease Payments
The following is a schedule of the future minimum operating lease payments by year as of December 31:

Operating Leases
2021	$3,076
2022	3,109
2023	3,236
2024	3,143
2025	3,145
Thereafter	24,749

Total lease payments	40,458
Less imputed interest	(11,489)

Total	$28,969